CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current liabilities	$ 87,534	$ 81,282
Non-current liabilities	$ 8,301	$ 12,690
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	0
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Treasury stock, par value	$ 0.00005	$ 0.00005
Treasury stock (in shares)	16,795,331	25,596,331
Class A ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	504,387,299	499,146,560
Ordinary shares, shares outstanding	487,591,968	473,550,229
Class B ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	70,205,300	79,400,000
Ordinary shares, shares outstanding	70,205,300	79,400,000
Consolidated VIE
Current liabilities	$ 1,679	$ 1,422
Non-current liabilities	$ 0	$ 0